Financial instruments and related disclosures - Impact of Non-functional Currency Foreign Exchange Exposures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
10 cent appreciation of the US Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	£ 5	£ 20
(Increase)/decrease in net debt	(767)	(782)
10 cent appreciation of the Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(26)	(25)
(Increase)/decrease in Equity	(964)	(1,711)
(Increase)/decrease in net debt	444	286
10 Yen appreciation of the Yen [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	0	(1)
(Increase)/decrease in net debt	17	23
10 cent depreciation of US Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	(4)	(17)
(Increase)/decrease in net debt	661	675
10 cent depreciation of Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	22	21
(Increase)/decrease in Equity	814	1,429
(Increase)/decrease in net debt	(375)	(239)
10 Yen depreciation of Yen [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase/(decrease) in income	0	1
(Increase)/decrease in net debt	£ (15)	£ (20)